Cash and stock-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Disclosure of detailed information about restricted stock option to directors [Text Block]
A summary of the restricted stock granted to Directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2015	78,336	24.37
Granted	57,000	33.78
Vested	(39,015)	22.69
Outstanding at December 31, 2015	96,321	30.62
Granted	57,000	24.14
Vested	(56,421)	28.80
Outstanding at December 31, 2016	96,900	27.86
Granted	57,000	27.80
Vested	(61,950)	28.50
Outstanding at December 31, 2017	91,950	27.40
Expected to vest	91,950

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
A summary of the restricted stock units granted to certain executives is presented below:

	Shares	Weighted average grand date fair value	Weighted average remaining contractual term	Aggregate Intrinsic value
Outstanding at January 1, 2015	163,712	18.18
Granted	63,244	21.67
Forfeited	-
Vested	(64,208)	17.67
Outstanding at December 31, 2015	162,748	19.74
Granted	91,454	18.26
Forfeited	(21,408)	17.69
Vested	(65,358)	18.83
Outstanding at December 31, 2016	167,436	19.35
Granted	25,289	25.70
Forfeited	(71,401)	18.61
Vested	(70,519)	19.76
Outstanding at December 31, 2017	50,805	21.07	2.02 years	$518
Expected to vest	50,805	21.07	2.02 years	$296

Disclosure of detailed information about share options granted to executives [Text Block]
The fair value of stock purchase options granted to certain Executives during 2017 was estimated using a binomial option-pricing model, based on the following factors:

	Measuring unit	2017	2016	2015

Weighted average fair value per option		$-	-	1.95 - 2.06
Weighted average expected term, in years	Year	-	-	5.5
Expected volatility	%	-	-	22%
Risk-free rate	%	-	-	0.02 – 1.52
Expected dividend	%	-	-	5.00%

Disclosure of detailed information about share options granted [Text Block]
A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic value
Outstanding at January 1, 2015	391,696	23.65
Granted	233,418	29.25
Forfeited	-	-
Exercised	(70,358)	20.86
Outstanding at December 31, 2015	554,756	26.36
Granted	-	-
Forfeited	(126)	18.93
Exercised	(68,785)	22.78
Outstanding at December 31, 2016	485,845	26.87
Granted	-
Forfeited	(69,934)	28.63
Exercised	(142,268)	24.84
Outstanding at December 31, 2017	273,643	27.48	3.66 years	$242
Exercisable	121,840	27.73	3.70 years	$115
Expected to vest	151,803	27.28	3.63 years	$128